Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for accounts receivable and sales returns
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	$ 24	$ 31	$ 31
Charges/ (Credits) to Expense	10	2	4
Acquisitions and Divestitures	4	1
Deductions		(10)	(4)
Effect of Foreign Currency Translation
Balance?at End of Period	38	24	31
Valuation allowance for deferred taxes
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	193	215	233
Charges/ (Credits) to Expense	(15)	(25)	(25)
Charged to Other Accounts	62	9	14
Effect of Foreign Currency Translation	8	(6)	(7)
Balance?at End of Period	$ 248	$ 193	$ 215